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                      UBS PAINEWEBBER RETIREMENT MONEY FUND

                 Supplement to Prospectus dated August 31, 2000

                                                                    May 10, 2001

Dear Investor,

This is a supplement to the Prospectus of the above listed fund. This supplement supercedes the supplement dated April 16, 2001. The purpose of the supplement is to notify you of the following changes:

o        PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

o        Mitchell Hutchins Asset Management Inc has been renamed "Brinson
         Advisors, Inc."

o The fund's principal underwriter has been changed from UBS PaineWebber Inc. to Brinson Advisors, Inc.

o PaineWebber RMA Money Fund, Inc. has been renamed "UBS PaineWebber RMA Money Fund, Inc." PaineWebber Retirement Money Fund (a series of UBS PaineWebber RMA Money Fund, Inc.) has been renamed "UBS PaineWebber Retirement Money Fund."

o UBS PaineWebber'sm'* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on your fund, please contact your Financial Advisor.

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* UBS PaineWebber is a service mark of UBS AG.

                                                                      Item #ZQ01



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                        PAINEWEBBER RETIREMENT MONEY FUND

     Supplement to Statement of Additional Information dated August 31, 2000

                                                                    May 10, 2001

Dear Investor,

This is a supplement to the Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of the following changes:

o        PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

o Mitchell Hutchins Asset Management Inc. has been renamed "Brinson Advisors, Inc."

o The fund's principal underwriter has been changed from UBS PaineWebber Inc. to Brinson Advisors, Inc.

o PaineWebber RMA Money Fund, Inc. has been renamed "UBS PaineWebber RMA Money Fund, Inc." PaineWebber Retirement Money Fund (a series of UBS PaineWebber RMA Money Fund, Inc.) has been renamed "UBS PaineWebber Retirement Money Fund."

o UBS PaineWebber'sm'* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on your fund, please contact your Financial Advisor.

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* UBS PaineWebber is a service mark of UBS AG.




                          STATEMENT OF DIFFERENCES

The service mark symbol shall be expressed as.............................'sm'